PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2026
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2025	2026
Building	$209,237	$230,926
Leasehold improvement	144,157	170,384
Computer, equipment and software	143,187	168,677
Vehicles	760	873
Office equipment and furniture	4,424	4,584
Construction in progress	143,040	164,057

Total cost of property and equipment	644,805	739,501
Accumulated depreciation	(163,894)	(213,648)
Accumulated impairment loss	(8,545)	(25,143)
	$472,366	$500,710

For the years ended February 29, 2024, February 28, 2025 and 2026, depreciation expenses were $23,748, $45,774 and $68,615, respectively. For the years ended February 29, 2024, February 28, 2025 and 2026, $1,290, $5,364 and $19,772 impairment losses were recorded in operating expenses mainly related to leasehold improvements of certain learning centers and offices, as well as the construction of office building in Jiangsu. Accumulated impairment amounting to $5,579 and $3,174 were written off along with underlying property and equipment and leasehold improvement which were disposed for the years ended February 28, 2025 and 2026, respectively, resulting from lease terminations.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. In May 2024, construction in progress was transferred to the respective category of property and equipment in Beijing. The direct costs related to the construction in Jiangsu are capitalized as construction in progress for the years ended February 29, 2024, February 28, 2025 and 2026.